Fair Value - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 6,100,000	$ 7,200,000
Alternative Investment, income recognized	$ 1,403,000
Discount percentage applied to real estate appraised values	15.00%
Discount percentage applied to lot development appraised values	6.00%
Partial charge-offs on impaired loans	$ 11,246,000	10,040,000
Allowance for loans individually evaluated for impairment	2,273,000	684,000
Book Value Of Impaired Loans Carried At Fair Value	6,503,000	3,577,000
Impaired loans carried at fair value	6,399,000	3,574,000
Impaired Financing Receivable, Related Allowance	2,273,000	684,000
Impaired Financing Receivable, carried at fair value, related expense	(400,000)	(1,600,000)	$ 900,000
MSR recorded at lower of cost or fair value	10,178,000	9,688,000	9,266,000	$ 9,008,000
Servicing Asset at Fair Value, Amount	1,200,000	7,300,000
Valuation allowance of MSR	232,000	630,000	735,000	$ 542,000
MSRs recorded at cost	9,000,000	2,400,000
Valuation allowance for impairment of recognized servicing assets, provisions (recoveries)	398,000	105,000	(193,000)
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 4,303,000	$ 14,190,000
Percent of OREO held at fair value	85.00%	46.00%
Estimated fair value of other real estate owned (OREO)	$ 3,700,000	$ 6,500,000
OREO devaluations	491,000	458,000	$ 601,000
Other Repossessed Assets	3,954,000	5,510,000
Other Assets, Fair Value Disclosure	5,570,136,000	5,247,021,000
expense related to other repossessed assets	269,000	0
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Related Allowance	104,000	3,000
Fair Value Measured at Net Asset Value Per Share [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative Investment	11,000,000	8,800,000
Accounting Standards Update 2016-01 [Member] | Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		1,200,000
Accounting Standards Update 2016-01 [Member] | Retained Earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		$ 922,000
Commercial Portfolio Segment [Member] | Purchased credit impaired [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	$ 0